Analysis of performance by segment - Profit after tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional analysis
Profit after tax from continuing operations	$ 1,007	$ 2,214	$ 2,468
Short-term fluctuations in investment returns	(1,758)	(382)	(530)
Loss attaching to corporate transactions	55	(35)	(30)
Income tax credit (charge)	(475)	(804)	(711)
Operating segments
Additional analysis
Profit after tax from continuing operations	1,661	3,085	3,375
Operating segments | CPL
Additional analysis
Profit after tax from continuing operations	(144)	278	394
Operating segments | Hong Kong
Additional analysis
Profit after tax from continuing operations	(211)	1,068	994
Operating segments | Indonesia
Additional analysis
Profit after tax from continuing operations	243	362	409
Operating segments | Malaysia
Additional analysis
Profit after tax from continuing operations	252	265	256
Operating segments | Singapore
Additional analysis
Profit after tax from continuing operations	406	394	521
Operating segments | Growth markets and other
Additional analysis
Profit after tax from continuing operations	881	434	548
Operating segments | Eastspring
Additional analysis
Profit after tax from continuing operations	234	284	253
Unallocated to a segment (central operations)
Additional analysis
Profit after tax from continuing operations	(654)	(871)	(907)
Restructuring and IFRS 17 implementation costs	(294)	(185)	(162)
Short-term fluctuations in investment returns	19	(25)	28
Loss attaching to corporate transactions	62	(35)	(30)
Income tax credit (charge)	(4)	(21)	0
Head office function
Additional analysis
Other income and expenditure	$ (437)	$ (605)	$ (743)